UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/01

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nichols & Pratt Advisers, LLP
Address:  50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

Thomas E. Bator         Boston, Massachusetts      8/08/01

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.
      28-271                    Bank of New York
      28-380                    United States Trust Company

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total :    52

Form 13F Information Table Value Total:     $324,107,200
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt
02                      28-3162                   James R. Nichols


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                                        Form 13F INFORMATION

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE  SHARED  NONE
Abbott Laboratories      COM  002824100  13,635,170     284,065 SH OTHER           284,065
Agilent Technologies     COM  00846U101   1,551,260      47,731 SH OTHER            47,731
American Express Co.     COM  025816109     833,424      21,480 SH OTHER            21,480
American Home Products   COM  026609107     264,375       4,500 SH OTHER             4,500
American Int'l Group     COM  026874107  30,061,824     353,394 SH OTHER           353,394
AOL Time Warner          COM  00184A105     284,610       5,370 SH OTHER             5,370
Automatic Data ProcessingCOM  053015103  14,949,064     300,786 SH OTHER           300,786
Bemis Co                 COM  081437105   7,958,480     198,120 SH OTHER           198,120
Berkshire Hathaway CL B  COM  084670207   4,413,700       1,919 SH OTHER             1,919
Bristol Myers Squibb     COM  110122108     435,136      8,320  SH OTHER             8,320
Cintas Corp.             COM  172908105   5,875,602     127,040 SH OTHER           127,040
Cisco Systems            COM  17275R102     486,486      26,730 SH OTHER            26,730
Citigroup Inc.           COM  172967101   1,720,535      38,147 SH OTHER            38,147
Coca Cola                COM  191216100  15,004,575     333,435 SH OTHER           333,435
Disney (Walt) Company    COM  254687106   1,450,508      50,208 SH OTHER            50,208
Electronic Data Systems  COM  285661104   2,976,878      47,630 SH OTHER            47,630
Emerson Electric         COM  291011104   5,750,223      95,045 SH OTHER            95,045
Exxon Mobil              COM  30231G102   1,278,105      14,632 SH OTHER            14,632
Federated Dept Stores    COM  31410H101     233,750       5,500 SH OTHER             5,500
FleetBoston Financial    COM  339030108     806,989      20,456 SH OTHER            20,456
General Electric         COM  369604103  27,760,398     569,444 SH OTHER           569,444
General Mills            COM  370334104     376,508       8,600 SH OTHER             8,600
Genzyme Corp General Div COM  372917104     209,413       3,433 SH OTHER             3,433
Gillette Co.             COM  375766102   3,661,843     126,314 SH OTHER           126,314
Hewlett Packard Co.      COM  428236103   4,441,065     155,282 SH OTHER           155,282
Intel Corp.              COM  458140100   2,829,296      96,728 SH OTHER            96,728
Interpublic Group        COM  460690100   1,254,273      42,735 SH OTHER            42,735
Investors Finl Services  COM  461915100     268,000       4,000 SH OTHER             4,000
Johnson & Johnson        COM  478160104  36,707,500     734,150 SH OTHER           734,150
J.P. Morgan Chase        COM  46625H100  12,115,902     271,657 SH OTHER           271,657
Marsh & McLennan         COM  571748102  10,772,559     106,659 SH OTHER           106,659
McDonalds                COM  580135101   1,476,531      54,565 SH OTHER            54,565
McGraw Hill Companies    COM  580645109   6,509,160      98,400 SH OTHER            98,400
Medtronic Corp.          COM  585055106     780,330      16,960 SH OTHER            16,960
Merck                    COM  589331107  30,210,901     472,710 SH OTHER           472,710
Microsoft                COM  594918104   1,348,310      18,470 SH OTHER            18,470
Motorola Inc.            COM  620076109   2,933,852     177,165 SH OTHER           177,165
National City Corp.      COM  635405103   3,305,310     107,385 SH OTHER           107,385
Northern Trust Corp.     COM  665859104   4,750,000      76,000 SH OTHER            76,000
Pepsico                  COM  713448108  13,185,258     298,309 SH OTHER           298,309
Pfizer, Inc.             COM  717081103   1,231,818      30,757 SH OTHER            30,757
Procter & Gamble         COM  742718109  12,787,370     200,429 SH OTHER           200,429
Raytheon CLB             COM  755111408   2,037,848      76,755 SH OTHER            76,755
SBC Communications       COM  78387G103   3,617,458      90,301 SH OTHER            90,301
Schlumberger Ltd.        COM  806857108   1,184,625      22,500 SH OTHER            22,500


St. Paul Companies       COM  792860108      362,505    7,150 SH OTHER               7,150
State Street Boston      COM  857473102   13,578,572  274,370 SH OTHER             274,370
Stryker                  COM  863667101      378,465    6,900 SH OTHER               6,900
Sysco                    COM  871829107    7,941,375  292,500 SH OTHER             292,500
TECO Energy              COM  872375100      335,500   11,000 SH OTHER              11,000
United Dominion Realty   COM  910197102    3,405,255  237,300 SH OTHER             237,300
Verizon Communications   COM  92343V104    2,379,306   44,473 SH OTHER              44,473
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